CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 2,944	$ 5,945
Marketable securities	4,592	1,240
Trade receivables	2,299	4,081
Restricted cash	487	493
Prepaid expenses	213	325
Other current assets	615	754
Total current assets	11,150	12,838
LONG-TERM ASSETS:
Marketable securities	6,084	10,809
Severance pay fund	196	186
Property and equipment, net	633	856
Total long-term assets	6,913	11,851
Total assets	18,063	24,689
CURRENT LIABILITIES:
Trade payables	1,607	1,566
Accrued expenses and other liabilities	1,470	1,478
Deferred revenues	738	1,076
Total current liabilities	3,815	4,120
LONG-TERM LIABILITIES:
Accrued severance pay	400	366
Other long-term liabilities		44
Total long-term liabilities	400	410
COMMITMENTS AND CONTINGENT LIABILITIES (Note 6)
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.04 par value - Authorized: 7,500,000 shares at December 31, 2011 and 2010; Issued: 5,270,930 shares at December 31, 2011 and 2010; Outstanding: 4,159,134 shares at December 31, 2011 and 2010	60	60
Additional paid-in capital	75,862	75,829
Treasury shares at cost - 1,111,796 Ordinary shares at December 31, 2011 and 2010	(17,863)	(17,863)
Accumulated other comprehensive income	941	487
Accumulated deficit	(45,152)	(38,354)
Total shareholders' equity	13,848	20,159
Total liabilities and shareholders' equity	$ 18,063	$ 24,689